Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Summary of Impairment Losses on Financial Assets

Impairment losses on financial assets recognized in profit or loss were as follows:

	2022	2021	2020
(in $ millions)	$	$	$
Trade receivables	20	8	33
Loans and advances at amortized cost	31	11	10
Payment cycle receivables	6	5	3
Other receivables	1	3	11
Time deposits	—	(8)	8
Cash and cash equivalents	—	—	(2)
	58	19	63

Summary of Exposure to Credit Risk for Trade Receivables at Reporting Date

The exposure to credit risk for trade receivables at the reporting date by geographic region was as follows:

	Net carrying amount
	2022	2021
(in $ millions)	$	$
Indonesia	28	36
Singapore	20	25
Philippines	12	5
Malaysia	19	13
Thailand	6	9
Other countries	15	7
	100	95

Summary of Exposure To Credit Risk and ECLs For Trade Receivables

The following table provides information about the exposure to credit risk and ECLs for trade receivables as at December 31:

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2022
Current (not past due)	6.75	83	(7)	No
1 – 30 days past due	9.91	12	(1)	No
31 – 60 days past due	15.52	9	(1)	No
61 – 90 days past due	31.27	3	(1)	No
91 – 120 days past due	42.41	3	(1)	No
More than 121 days	93.15	10	(9)	Yes
		120	(20)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit impaired
(in $ millions)%		$	$
2021
Current (not past due)	2.94	70	(2)	No
1 – 30 days past due	10.08	17	(2)	No
31 – 60 days past due	20.46	10	(2)	No
61 – 90 days past due	50.14	5	(2)	No
91 – 120 days past due	55.76	4	(3)	No
More than 121 days	98.54	11	(11)	Yes
		117	(22)

Summary of Movement in the Allowance

The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2022	2021
(in $ millions)	$	$
At January 1	22	40
Impairment loss recognized	21	8
Amounts written off	(22)	(24)
Exchange translation differences	(1)	(2)
At December 31	20	22

Summary of Exposure to Credit Risk for Loans and Advances

The exposure to credit risk for loans and advances at the reporting date by geographic region was as follows:

	Carrying amount
	2022	2021
(in $ millions)	$	$
Malaysia	36	14
Singapore	59	40
Thailand	48	33
Philippines	19	13
Indonesia	13	2
Vietnam	10	5
	185	107

Summary of Movements in Allowance for Impairment in Respect of Loans and Advances

The movement in the allowance for impairment in respect of loans and advances during the year was as follows:

	2022	2021
(in $ millions)	$	$
At January 1	11	9
Impairment loss recognized	31	11
Amounts written off	(19)	(9)
Exchange translation differences	(1)	*
At December 31	22	11

*Amount less than $1 million

Summary of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities considered in the context of the Group’s liquidity risk management strategy. The amounts are gross and undiscounted and include contractual interest payments.

		Contractual cash flows
	Carrying amount	Total	Less than 1 year	1 to 5 years	More than 5 years
(in $ millions)	$	$	$	$	$
2022
Financial liabilities
Bank loans	118	(127)	(68)	(59)	—
Term loan	1,061	(1,382)	(120)	(1,262)	—
Trade payables and other liabilities	913	(913)	(794)	(119)	—
Lease liabilities	186	(263)	(47)	(107)	(109)
	2,278	(2,685)	(1,029)	(1,547)	(109)
2021
Financial liabilities
Bank loans	138	(150)	(74)	(76)	—
Term loan	1,914	(2,422)	(131)	(2,291)	—
Trade payables and other liabilities	780	(780)	(770)	(10)	—
Lease liabilities	123	(197)	(23)	(58)	(116)
	2,955	(3,549)	(998)	(2,435)	(116)

*Amount less than $1 million

Summary of Interest Rate Profile of the Group's Interest-bearing Financial Instruments

The interest rate profile of the Group’s interest-bearing financial instruments as reported to the management of the Group is as follows:

	Carrying amount
	2022	2021
(in $ millions)	$	$
Fixed-rate instruments
Other investments	3,744	3,178
Cash and cash equivalents	1,952	4,991
Bank loans	(66)	(100)
Variable-rate instruments
Bank loans	(52)	(38)
Term loan	(1,061)	(1,914)

Summary of Accounting Classification and Fair Values

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2022
Financial assets
Debt investments		772	26	—	798	179	567	52	798
Equity investments	7	334	—	—	334	188	—	146	334
Time deposits	7	—	—	3,744	3,744	—	—	—	—
Trade and other receivables	8	—	—	372	372	—	—	—	—
Other assets	9	3	—	182	185	—	3	—	3
Cash and cash equivalents	10	—	—	1,952	1,952	—	—	—	—
Total		1,109	26	6,250	7,385	367	570	198	1,135
Financial liabilities
Term loan		—	—	(1,061)	(1,061)	—	—	—	—
Warrant liabilities	15	(14)	—	—	(14)	(14)	—	—	(14)
Bank loans	13	—	—	(118)	(118)	—	—	—	—
Trade payables and other liabilities	15	(6)	(93)	(800)	(899)	—	—	(99)	(99)
Total		(20)	(93)	(1,979)	(2,092)	(14)	—	(99)	(113)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2021
Financial assets
Debt investments		685	—	—	685	594	91	—	685
Equity investments	7	618	—	—	618	457	—	161	618
Time deposits	7	—	—	3,178	3,178	—	—	—	—
Trade and other receivables	8	—	—	255	255	—	—	—	—
Other assets	9	—	—	172	172	—	—	—	—
Cash and cash equivalents	10	—	—	4,991	4,991	—	—	—	—
Total		1,303	—	8,596	9,899	1,051	91	161	1,303
Financial liabilities
Term loan		—	—	(1,914)	(1,914)	—	—	—	—
Warrant liabilities	15	(54)	—	—	(54)	(21)	—	(33)	(54)
Bank loans	13	—	—	(138)	(138)	—	—	—	—
Trade payables and other liabilities	15	(9)	—	(771)	(780)	—	—	(9)	(9)
Total		(63)	—	(2,823)	(2,886)	(21)	—	(42)	(63)

Summary of Reconciliation from the Opening Balances to the Ending Balances

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Other liabilities	Total
	$	$	$
(in $ millions)
At January 1, 2021	143	—	143
Net change in fair value (unrealized)	17	18	35
Net purchases/ (issuances)	1	(60)	(59)
At December 31, 2021	161	(42)	119
At January 1, 2022	161	(42)	119
Net change in fair value (unrealized)	(43)	3	(40)
Net purchases/ (issuances)	80	(93)	(13)
Transfer between Level 3 and Level 1	—	33	33
At December 31, 2022	198	(99)	99

Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Summary of Exposure To Credit Risk and ECLs For Trade Receivables

The following table provides information about the exposure to credit risk and ECLs for loans and advances to customers.

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2022
Current (not past due)	4.49	172	(8)	No
1 – 30 days past due	14.61	17	(2)	No
31 – 60 days past due	39.50	6	(2)	No
61 – 90 days past due	66.72	4	(3)	No
91 – 120 days past due	92.02	4	(3)	Yes
More than 121 days	91.11	4	(4)	Yes
		207	(22)

	Weighted average loss rate	Gross carrying amount	Loss allowance	Credit-impaired
(in $ millions)%		$	$
2021
Current (not past due)	5.37	97	(5)	No
1 – 30 days past due	12.84	16	(2)	No
31 – 60 days past due	46.53	2	(1)	No
61 – 90 days past due	56.23	1	(1)	No
91 – 120 days past due	87.43	1	(1)	Yes
More than 121 days	91.12	1	(1)	Yes
		118	(11)